TRANSFERS FROM OTHER PLAN (Tables)	12 Months Ended
Dec. 31, 2025
EBP 039
EBP, Transfers [Line Items]
Schedule of Net Transfers	Assets were transferred to the following plan in 2025:

Plan Name	Transfer Date	Assets Transferred to Other Plan
ITW Savings and Investment Plan ("SIP")	Various	$(4,422)